Label	Element	Value
Ariel International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel International Fund’s fundamental objective is long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s non‑fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses you may pay if you buy, hold and sell shares of Ariel International Fund (the “Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you payeach year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of Ariel International Fund but does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies and exchange traded funds (“ETFs”)).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same, and you redeem your shares at the end of each time period, except that the example reflects contractual fee waivers and expense reimbursements for each share class through January 31, 2025. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies based in developed international markets. It will invest in foreign companies directly by purchasing equity securities or indirectly through instruments such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that provide exposure to foreign companies. The Fund is permitted to invest in companies of any size, but typically will not invest in companies with market capitalizations below $3 billion. It also invests a portion of its assets in companies based in the U.S. or emerging markets.
The Fund may use various derivative instruments, such as forward contracts, to gain or hedge exposure to certain types of securities or currencies. It may also use ETFs and other instruments to invest significant cash inflows in the market (i.e., reducing “cash drag”). The Fund may buy and sell currency on a spot basis (i.e., foreign currency trades that settle within two days) and enter into foreign currency forward contracts. Ariel uses these instruments primarily in an attempt to reduce unintended tracking error versus the Fund’s primary benchmark, decrease the Fund’s exposure to changing security prices or foreign currency risk, or address other factors that affect security values.
The Fund’s strategy is rooted in the contrarian investment philosophy of Ariel Investments, LLC, which depends on four interrelated tenets: Active Patience®, Independent Thinking, Focused Expertise, and Bold Teamwork.
Active Patience. We seek to own undervalued, out‑of‑favor, quality businesses whose earnings power is not yet reflected in valuations. We strive to capitalize on price dislocations and short-term market inefficiencies to drive long-term capital appreciation and higher relative risk-adjusted returns compared to the benchmark over a full market cycle.
Independent Thinking. We focus on connecting information versus collecting information. We tap a variety of informational sources to form our own proprietary view of an industry and/or business. The goal is to build a ‘best ideas’ portfolio balanced by exposure limits for individual positions, industry and country weightings. Alpha is generated by having a correct, non‑consensus point of view. The primary reasons a stock will be sold are: (i) if its valuation reaches our investment goals, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.
Focused Expertise. Our investment process begins with clearly defined quantitative and fundamental screening parameters for idea generation. We seek to identify investment controversies and look for discernable investment catalysts signaling a significant inflection in the trajectory of the business, industry, economy and/or geopolitical situation. We consider a range of outcomes for a company’s earnings potential. We also integrate financially material and relevant environmental, social, and governance (“ESG”) risk factors and opportunities qualitatively into our research, and quantitatively in financial models with proprietary ESG ratings assigned to every holding. The Fund is a diversified Fund that will typically hold 45–75 securities in its portfolio.
Bold Teamwork. Validation teams are utilized for every company considered to help avoid blind spots in analysis and fully explore all points of view. The validation teams are typically comprised of three investment professionals with clearly defined roles who debate and critique the thesis, review the financial forecasts, and use that information to quantify upside potential and downside risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk [Text Block]	rr_RiskTextBlock
•	Investments in foreign securities, including ADRs and GDRs or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks. Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.
•	Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time. While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.
•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
•	The Fund is often concentrated in fewer sectors or countries than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.
•	Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.
•	Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates. Investment in Chinese securities may subject the Fund to risks that are specific to China, including, economic, political, and social instability, possible U.S. investment restrictions, and the risks of China-based variable interest entities that contract with U.S.-listed companies.
•
The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses. Derivative instruments may be exchange-traded through an organized exchange or traded in over‑the‑counter (“OTC”) transactions between private parties. OTC transactions are less liquid and riskier than exchange-traded derivatives due to the credit and performance risk of counterparties.
•	ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities. ETFs also have management fees that increase the cost compared to owning the underlying securities directly.
•	Mid-capitalization (“mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-
based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex‑US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex‑US Index returns are presented to offer a point of comparison for any such investments. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex‑US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex‑US Index returns are presented to offer a point of comparison for any such investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4Q 22	+14.35%
Worst Quarter:	3Q 22	-14.37%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax- deferred arrangements, such as Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax- deferred arrangements, such as Individual Retirement Accounts. After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.

Ariel International Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Ariel International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1-Year	rr_ExpenseExampleYear01	$ 116
3-Year	rr_ExpenseExampleYear03	394
5-Year	rr_ExpenseExampleYear05	693
10-Year	rr_ExpenseExampleYear10	$ 1,543
2014	rr_AnnualReturn2014	(2.44%)
2015	rr_AnnualReturn2015	4.18%
2016	rr_AnnualReturn2016	(0.81%)
2017	rr_AnnualReturn2017	16.35%
2018	rr_AnnualReturn2018	(9.81%)
2019	rr_AnnualReturn2019	12.84%
2020	rr_AnnualReturn2020	6.85%
2021	rr_AnnualReturn2021	4.26%
2022	rr_AnnualReturn2022	(11.33%)
2023	rr_AnnualReturn2023	10.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.37%)
1-Year	rr_AverageAnnualReturnYear01	10.01%
5-Year	rr_AverageAnnualReturnYear05	4.16%
10-Year	rr_AverageAnnualReturnYear10	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1-Year	rr_ExpenseExampleYear01	$ 91
3-Year	rr_ExpenseExampleYear03	292
5-Year	rr_ExpenseExampleYear05	511
10-Year	rr_ExpenseExampleYear10	$ 1,139
1-Year	rr_AverageAnnualReturnYear01	10.22%
5-Year	rr_AverageAnnualReturnYear05	4.42%
10-Year	rr_AverageAnnualReturnYear10	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.03%
5-Year	rr_AverageAnnualReturnYear05	3.96%
10-Year	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | return after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.67%
5-Year	rr_AverageAnnualReturnYear05	3.38%
10-Year	rr_AverageAnnualReturnYear10	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel International Fund | MSCI EAFE Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.24%	[3]
5-Year	rr_AverageAnnualReturnYear05	8.16%	[3]
10-Year	rr_AverageAnnualReturnYear10	4.28%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]
Ariel International Fund | MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.62%	[3]
5-Year	rr_AverageAnnualReturnYear05	7.08%	[3]
10-Year	rr_AverageAnnualReturnYear10	3.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]
Ariel International Fund | MSCI EAFE Index Value (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.95%	[3]
5-Year	rr_AverageAnnualReturnYear05	7.08%	[3]
10-Year	rr_AverageAnnualReturnYear10	3.16%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]
Ariel International Fund | MSCI ACWI ex-US Value Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.30%	[3]
5-Year	rr_AverageAnnualReturnYear05	6.34%	[3]
10-Year	rr_AverageAnnualReturnYear10	2.92%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[3]

[1]	Ariel Investments, LLC (“Ariel” or the “Adviser”) has contractually agreed to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through January 31, 2025. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, February 1, 2025.
[2]	The total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of Ariel International Fund but does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies and exchange traded funds (“ETFs”)).
[3]	Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non‑resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.